Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
64005	Sold	1	1	1	1	Verified reserves - 6 months reserves required, 12 months documented.; Low DTI - DTI 28.20%, up to 43% acceptable (FTHB);	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing the initial CD and any interim CDs issued w/applicable COC's Only the final CD dated XX/XX/XX was provided for review. -- The Initial Closing Disclosure Received Date of (XX/XX/XX) is not three business days before the consummation date of (XX/XX/XX). Three business days before the consummation date is (XX/XX/XX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 07/30/24 CD dated XX/XX/XX received. Finding cleared upon re-submission with all disclosures.

CRED 0093 Credit Documentation is Insufficient - Missing property profile for the departure rental property to support the canceled checks used to document rental payment history (required per guideline for individual landlords). Checks for the past 10 months have been paid to two separate parties XXXX and XXXX.  XXXX is documented as the owner since XXXX in a warranty deed, unable to connect XXXX to the property.  Prior to that, checks were made to XXXX, unable to connect XXXX to the property.  The VOR in the file was completed by XXXX, who signed as the seller on the warranty deed from XXXX. - 08/12/24 Recd from lender: The property was moved from XXXX to XXXX with the agreement that the new borrower would pay rent as directed by the owners.  In XX/XX and XX/XX rent was paid to Owner 1, for the balance of the 12 mths., the payment was made w/at least 50% to XXXX and 50% directly to owner. Property Profile, Verification of 12 mths housing history verified with ledger from LLC, VOR, and 12 mths cancelled checks.

HAZ 0001 Missing Hazard Insurance Proof of Premium - The hazard insurance premium was collected at closing on XX/XX/XX per the final CD, however the policy was canceled for non-payment on XX/XX/XX.  Missing evidence this issue has been resolved. - 08/07/24 Confirmation from insurer that the policy is in force received.

COMP 0027 Zero Tolerance Fee Violation - Missing COC for addition of Loan Discount Fee of $520 on CD issued XX/XX/XX.  - 07/30/24 COC and CD dated XX/XX/XX received.  Finding cleared upon re-submission with all disclosures.

26496	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - LTV is 49.02%, up to 80% acceptable; Disposable Income - Residual income $XXXX, $XXXX required per 2 family (including non-borrowing title holder not listed on 1003);	APRV 0010 Underwriting Loan Approval is Deficient - Missing final loan approval reflecting documentation alt doc type. The approval reflects the loan as full documentation, however the 1008 reflects as P&L. - 07/30/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types. We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape.
We also indicate the doc type on the final 1008.

GIFT 0001 Missing Gift Letter - Added 08/05/24 Missing gift letter from XXXX (XXXX).  Total gift per transfer to closing $XXXXX. - 08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.
The Underwriter was mis-informed as to nature of the relationship.
XXXX was on he purchase contract as well
While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.
We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.
In this case, the related party is on the Mortgage and has ownership of the property as well.
Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.

CRED 0104 Missing Letter of Explanation - Missing letter from XXX explaining relationship to borrower. Per the 1008 XXXX is a fiance, no borrower attestation of this or verification in the file. XXXX did executed the mortgage as a non-borrowing individual.  Additionally funds to close and the down payment came from the sale of REO owned solely by XXXX. - 08/05/24 LOE received with updated 1008.

CRED 0021 Missing Verification of Rental - Missing rent free letter from XXXX for XXXX.  Property is included in the Schedule of Real Estate owned for the borrower however, the fraud report and HUD do not reflect any ownership in the property for the borrower. - 08/05/24 Rent free letter from mother received.

HUD 0001 Missing Final HUD-1 - Missing CD signed by borrower at closing. Only the initial CD dated XX/XX/XX was provided for review.  HUD used preliminary information.  Final compliance review is pending. - 08/08/24 Cleared per lender response: The client’s XXXX is on title and therefore an owner of the property.
The Underwriter was mis-informed as to nature of the relationship.
XXXX was on he purchase contract as well
While our guidelines do not specifically address this, our guidance is that if an individual is on title, they may contribute to funds to close as they will have equity in the property.
We also consider this to fall under the “pooling of funds” as described by Freddie Mac whereby the borrower and related person have resided together for at least 1 year and will continue to continue to reside together.
In this case, the related party is on the Mortgage and has ownership of the property as well.
Based on the LTV, the fact the funds are from a purchaser on the contract and a titleholder and meet the general definition of pooled funds, we do not consider this to be a gift.

32176	Sold	2	2	1	1	Low DTI - DTI 23.22%, up to 43% allowable; Disposable Income - Residual income $XXXX, minimum required $XXX;	CRED 0084 Income Calculation Discrepancy - Review calculated income of $XXXX. Variance is due to file lacking documentation to source the following large deposits that exceeded 50% of the average income, included in eligible deposits: CC/CC/CC $XXXX, XX/XX/XX, $XXXX, and XX/XX/XX $XXX. Review DTI with the deposits excluded 28.63%, lender approved DTI 23.19%. Variance exceeds 3% tolerance., Compensating Factors: - EV2 Review DTI of 28.63% is well below the max allowed DTI of 50% with excluded deposits.Low DTI	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence LE issued XX/XX/XX was received either electronically or in person. -- A revised Loan Estimate was provided on (XX/XX/XXXX) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii)) - 07/29/24 Copy of esigned LE dated XX/XX/XX received.

19768	Sold	2	2	2	1	Verified credit history - FICO 733, minimum 660 required;	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD not in file. ALTA settlement statement reflecting seller side in file. - EV2 Non-Material

APP 0014 Missing Borrower Employer Phone Number - Borrower Employer Number not stated on Application., Compensating Factors: - EV2 Non-MaterialVerified credit history	TITL 0001 Missing Title Evidence - Title Policy and/or Preliminary Title Reports not in file. Title Reports provided are for a different address. - 07/29/24 CPL and Preliminary title commitment dated XX/XX/XX received.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 91.37% due to excluded debt and income calculation discrepancy, see CRED 0084 and CRED 0086 - 07/29/24 CD verifying XXXX and XXXX were PIF at closing received.  Review updated DTI 49.13%

CRED 0084 Income Calculation Discrepancy - Income calculation discrepancy due to excluded large deposits. The following deposits that exceed 50% of the income used by the lender are not explained or documented, with these deposits excluded income is $XXXX and DTI is 91.37% (with additional debts included, see CRED 0086, DTI with these debts excluded 79.75%).
Into Business account ending **XXXX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXX XX/XX/XX
$XXXXX XX/XX/XX
Into Business account ending **XXX
XXXXX XX/XX/XX
$XXXXX XX/XX/XX - 7/29/24 Deposits considered usual and customary per underwriter response, updated DTI with deposits included 49.13%

CRED 0086 Undisclosed or Excluded Debt - Missing evidence of payoff for XXXX and XXX, excluded as paid at or before closing per the 1003.  No comments related to these on the 1008.  No debts were paid off as part of this transaction per the final.  Payments are not reflected on the business bank statements for any of the three businesses.  Using the lender's income with these debts included, DTI is 53.37%.  Using reviewer income (see CRED 0084), DTI is 91.37% with these debts included.  Debts were included by the reviewer based on the statements in the file. - 07/29/24 Complete copy of final CD dated XX/XX/XX reflecting the accounts paid on the Addendum to the closing disclosure received.

14006	Sold	1	1	1	1	Verified ownership of subject property - Borrower has owned the subject since XXXX.; Verified reserves - 6 months reserves or $XXXX required, borrower is receiving 60.44 months or $XXXX in cash out proceeds.; Verified credit history - FICO 812, minimum required 680;	APRV 0010 Underwriting Loan Approval is Deficient - Missing final Approval Certificate. The Approval Certificate in the file reflects the loan as full doc, based on the 1008 and documentation in the file the doc type used is 12 month P&L. - 07/29/24 Cleared per lender response: XXX LOS does not have nor allow configuration to add Doc. Types. We have added a custom field to indicate doc type – we will add this custom field to the Bid Tape. We also indicate the doc type on the final 1008.

31101	Sold	1	1	1	1	Low DTI - DTI 15.56%, up to 43% acceptable (FTHB); Verified reserves - 6 months reserves or $XXXX required, 9.61 months or $XXXX documented.; Verified credit history - FICO 752, 660 minimum required;	APPR 0004 Missing Required Second Appraisal - Subject was acquired by the seller on XX/XX/XX for $XXXX. The application date for the loan is XX/XX/XX for a purchase price of $XXXX. Guidelines state a second appraisal is required for flip transactions but does not include a property flipping section/definition. Using the property flipping section from Consumer Alt Doc Guidelines 3.01.2024, the subject is considered a flip. Missing second appraisal. - 08/01/24 required 2nd appraisal received.

82404	Sold	2	2	1	1	Verified reserves - Reserves required $XXXX, reserves documented $XXXX; Disposable Income - Residual income $XXXX, minimum required for a 2 person household $XXXX.;	CRED 0006 Missing Employment doc (VVOE) - Missing verification of employment with XXXX for borrower 1. File contains a 1099 and year to date earning statement, but no verification with the employer and no verification of the borrower's start date. Per guideline for the 1099 Only program, required documentation includes Verification of Employment from the current contract employer covering the most recent two years plus Year-to-Date earnings, likelihood of continued contractor status and whether the contractor is required to pay for any business-related expenses (non- reimbursed). - Lender acknowledged exception per the 1008 recd 9/16/2024

CRED 0027 Borrower does not have a 2 year earnings history - Borrower 1 does not have a complete two year employment history.  LOE for period of unemployment p52. - Lender acknowledged exception per the 1008.

APP 0015 Missing Borrower Employer Address - Employer address and phone number is missing for both borrowers on the final 1003s. - EV2 Non-Material

APP 0014 Missing Borrower Employer Phone Number - Employer address and phone number is missing for both borrowers on the final 1003s. - EV2 Non-Material	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to the loan discount on the final CD dated XX/XX/XX. Loan Discount increased from $XXXXX to $XXXXX.
 - 9/12/2024 - Recd interim CD and COC

DEED 0007 Missing PUD Rider - Missing PUD Rider to the Mortgage.  It is marked as attached, but is not included in the file provided. - 9/5/2024 - Recd executed PUD Rider

DEED 0013 Missing Second Home Rider - Missing Second Home Rider to the Mortgage.  It is marked as attached, but is not included in the file provided. - 9/5/2024 - Recd executed Second Home Rider

	36565	Sold	1	1	1	1				Verified credit history - FICO 778, minimum required 660; Low DTI - DTI is 14.05%, up to 43% acceptable;
49905	Sold	2	1	2	1	Verified employment history - Borrower's business has been in existence for 5 years; Verified reserves - 6 months reserves on subject plus 2 months for additional REO required or $XXXX, 46.06 months or $XXXX documented;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance of $XXXXX is related to hazard insurance. Final CD dated XX/XX/XX reflects that both taxes and insurance are to be escrowed in the Estimated Taxes, Insurance, & Assessments section. IEADS and First payment letter only reflect taxes being escrowed. --The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXXX), while the Calculated Projected Payments Table has a value of (XXXXX). - EV2 Post-Closing Corrective action-- XX/XX/XX LOE to borrower, PCCD, and IEADS received.	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing the initial CD and and any corresponding COCs. Only the CD dated XX/XX/XX was in the file for review. - 08/08/24 COC and copy of CD issued and esigned by borrower 07/25/24 received. Finding cleared upon resubmission.

75735	Sold	2	2	1	1	Low DTI - DTI 34.88%, up to 50% acceptable; Verified reserves - 6 months reserves required, or $XXXX. 20.53 months or $XXXX documented.; Low LTV/CLTV/HCLTV - LTV is 65%, up to 80% acceptable;	CRED 0027 Borrower does not have a 2 year earnings history - The borrower's business has not been in existence for 2 years. Previous employment is documented with W2s, but start date and end date are not verified. Used the dates as stated on the 1003. - Lender acknowledged exception per the 1008.	CRED 0139 Missing Required OFAC Check - Missing Required OFAC Check. The credit report does not indicate it included an OFAC check, and the fraud tool in the file is not for this borrower. - 08/08/24 Fraud report w/OFAC check received.

CRED 0089 Missing Required Fraud Tool - Missing fraud tool with all items addressed.  The fraud tool in the file is for a different borrower. - XX/XX/XX Fraud report w/OFAC check received.